Average Annual Total Returns - Class Y Shares - Alger Small Cap Growth Fund - Y	Class Z Return Before Taxes 1 Year	Class Z Return Before Taxes 5 Years	Class Z Return Before Taxes 10 Years	Class Z Return Before Taxes Inception Date	Class Z Return After Taxes on Distributions 1 Year	Class Z Return After Taxes on Distributions 5 Years	Class Z Return After Taxes on Distributions 10 Years	Class Z Return After Taxes on Distributions and Sale of Shares 1 Year	Class Z Return After Taxes on Distributions and Sale of Shares 5 Years	Class Z Return After Taxes on Distributions and Sale of Shares 10 Years	Russell 2000 Growth Index (reflects no deductions for fees, expenses or taxes) 1 Year	Russell 2000 Growth Index (reflects no deductions for fees, expenses or taxes) 5 Years	Russell 2000 Growth Index (reflects no deductions for fees, expenses or taxes) 10 Years
Total	64.38%	24.21%	15.42%	Dec. 29, 2010	64.20%	23.16%	13.66%	38.24%	19.59%	12.18%	34.63%	16.36%	13.48%